SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment and Land Use Right Depreciation Rates
Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

Schedule of Allowances for Doubtful Accounts Receivable
		(Write Off)
Year ended	Beginning	Write down during	Closing
December 31	Balance	the year	balance

2012	$621	$(621)	$-

2013	$-	$-	$-

2014	$-	$558	$558